Form 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24F-2

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.   Name and address of issuer:   North American Government Bond Fund, Inc.,
                                   One South Street, Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.   Investment Company Act File Number:     811-7292

     Securities Act File Number:   33-53598


4(a).     Last day of fiscal year for which this Form is filed:
          March 31, 1998


4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[] Check box if this is the last time the issuer will be filing this Form.


5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):              $00.00
                                                              ______

     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:   $12,629,368.00
                                                _______________

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     (iii) Aggregate price of securities redeemed or
           repurchased during any prior fiscal year ending
           no earlier than October 11, 1995 that were not previously used to reduce registration fees
           payable to the Commission:           $        00.00*
                                                _______________
           * All shares repurchased or redeemed in fiscal years ended March 31, 1996 and March 31, 1997 were prepaid and are included in Item 6.

     (iv) Total available redemption credits
          {add Items 5(ii) and 5(iii)}:                   -$12,629,368.00
                                                          _______________

     (v)  Net sales -- if Item 5(i) is greater than Item 5(iv)
          {subtract Item 5(iv) from Item 5(i)}:$

     (vi) Redemption credits available for use in
          future years -- if Item 5(i) is less than Item 5(iv)
          {subtract Item 5(iv) from Item 5(i)}:	  $(12,629,368.00)
                                                  _______________

     (vii) Multiplier for determining registration fee
          (See Instruction C.9):                          x       .000295
                                                          _______________
     (viii) Registration fee due {multiply Item 5(v) by Item
            5(vii)} (enter "0" if no fee is due):         =$        00.00
                                                          _______________
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 1,147,935 shares @ $10,065,997.88. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 2,888,636 shares @ $23,598,884.06.

7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                         +$         00.00
                                                          _______________
8.   Total of the amount of the registration fee due plus any
     interest due {line 5(viii) plus line 7}:
                                                          =$        00.00
                                                          _______________




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9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A
          Method of Delivery:
                    [ ] Wire Transfer
                    [ ] Mail or other means

                             SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)    */s/ Joseph A. Finelli
                            Joseph A. Finelli, Treasurer

   *Please print the name and title of the signing officer below the signature.

Date: June 24, 1998


































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                                         Schedule A
                                     to 24f-2 Notice of
                          North American Government Bond Fund, Inc.


                                                                             Value of
                   Number of     Aggregate      Front-end      Shares        Reinvested     Shares      Cost of Shares
Class              Shares Sold   Sales Price    Sales Loads    Reinvested    Dividends      Redeemed    Redeemed

ISI                     916,292  $7,908,494.00    $177,462.88       231,643   $1,980,041.00  1,469,520   $12,629,368.00

Carry forward from prior years = 4,036,571 shares @ $33,664,881.94
1998 Sales = 1,147,935 shares @ $10,065,997.88
By offsetting the Fund's sales in fiscal year 1998 (1,147,935 shares @ $10,065,997.88) with credits for registrations of prior net redemptions (4,036,571 shares @ $33,664,881.94), no shares were sold pursuant to Rule 24f-2 in the fiscal year ended March 31, 1998. Accordingly, no fee is due.








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